UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Swan Hedged Equity US Large Cap ETF
HEGD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Swan Hedged Equity US Large Cap ETF	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$691,518,515
Number of Holdings	12
Portfolio Turnover	4%
30-Day SEC Yield	0.15%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Security Type Breakdown (%)

Top 10 Issuers	(%)
State Street SPDR S&P 500 ETF Trust	92.3%
S&P 500 Index	7.2%
First American Government Obligations Fund	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/.
Swan Hedged Equity US Large Cap ETF	PAGE 1	TSR-SAR-53656F599

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Swan Capital Management, LLC documents not be householded, please contact Swan Capital Management, LLC at 1-970-382-8901, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Swan Capital Management, LLC or your financial intermediary.
Swan Hedged Equity US Large Cap ETF	PAGE 2	TSR-SAR-53656F599

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Swan Hedged Equity US Large Cap ETF
Semi-Annual Financial Statements
May 31, 2026

Swan Hedged Equity US Large Cap ETF
Schedule of Investments
May 31, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 92.3%
State Street SPDR S&P 500 ETF Trust(a)(b)		843,660	$ 638,211,917
TOTAL EXCHANGE TRADED FUNDS (Cost $463,130,761)			638,211,917
	Notional Amount	Contracts
PURCHASED OPTIONS - 10.0%(c)
Call Options - 2.9%
S&P 500 Index,
Expiration: 12/17/2027; Exercise Price: $7,500.00(d)(e)(f)	$159,939,266	211	20,370,995
Put Options - 7.1%
S&P 500 Index(e)(f)
Expiration: 07/10/2026; Exercise Price: $6,350.00(d)	632,935,010	835	601,200
Expiration: 07/10/2026; Exercise Price: $6,650.00(d)	632,935,010	835	964,425
Expiration: 12/31/2026; Exercise Price: $6,500.00(d)	216,031,710	285	3,199,125
Expiration: 12/31/2026; Exercise Price: $7,200.00(d)	216,031,710	285	6,204,450
Expiration: 12/17/2027; Exercise Price: $7,300.00	350,198,772	462	20,288,730
Expiration: 12/17/2027; Exercise Price: $7,400.00	289,558,292	382	17,795,470
Total Put Options			49,053,400
TOTAL PURCHASED OPTIONS (Cost $110,693,937)			69,424,395

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.55%(g)	2,760,770	$2,760,770
TOTAL MONEY MARKET FUNDS (Cost $2,760,770)		2,760,770
TOTAL INVESTMENTS - 102.7% (Cost $576,585,468)		$710,397,082
Liabilities in Excess of Other Assets - (2.7)%(h)		(18,878,567)
TOTAL NET ASSETS - 100.0%		$691,518,515

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $83,212,800.
(c)	Non-income producing security.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(h)	Includes cash of $197,670 that is pledged as collateral for written options.
The accompanying notes are an integral part of these financial statements.

1

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (1.3)%
S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $8,500.00(a)(b)	$(159,939,266)	(211)	$(8,953,785)
Put Options - (1.5)%
S&P 500 Index(a)(b)
Expiration: 07/10/2026; Exercise Price: $6,500.00	(1,265,870,020)	(1,670)	(1,511,350)
Expiration: 12/31/2026; Exercise Price: $6,850.00	(432,063,420)	(570)	(8,886,300)
Total Put Options			(10,397,650)
TOTAL WRITTEN OPTIONS (Premiums received $43,772,979)			$ (19,351,435)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$638,211,917	$—	$—	$638,211,917
Purchased Options	—	69,424,395	—	69,424,395
Money Market Funds	2,760,770	—	—	2,760,770
Total Investments	$ 640,972,687	$69,424,395	$—	$ 710,397,082
Liabilities:
Investments:
Written Options	$—	$(19,351,435)	$—	$(19,351,435)
Total Investments	$—	$(19,351,435)	$—	$(19,351,435)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

SWAN HEDGED EQUITY US LARGE CAP ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 710,397,082
Deposits at broker for other investments	721,261
Cash	197,670
Dividends receivable	7,750
Receivable for transaction fee	479
Total assets	711,324,242
LIABILITIES:
Written options, at value	19,351,435
Payable to Adviser	454,292
Total liabilities	19,805,727
NET ASSETS	$ 691,518,515
NET ASSETS CONSIST OF:
Paid-in capital	$ 579,893,993
Total distributable earnings	111,624,522
Total net assets	$ 691,518,515
Net assets	$ 691,518,515
Shares issued and outstanding (unlimited shares authorized without par value)	25,660,000
Net asset value per share	$26.95
COST:
Investments, at cost	$ 576,585,468
PROCEEDS:
Written options premium received	$43,772,979

The accompanying notes are an integral part of these financial statements.

3

Swan Hedged Equity US Large Cap ETF
Statement of Operations
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$3,099,289
Interest income	3,322
Total investment income	3,102,611
EXPENSES:
Investment advisory fee	2,462,039
Interest expense	1,771
Total expenses	2,463,810
NET INVESTMENT INCOME	638,801
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(37,084,290)
Written options expired or closed	34,671,998
Net realized gain (loss)	(2,412,292)
Net change in unrealized appreciation (depreciation) on:
Investments	38,722,074
Written options	4,068,221
Net change in unrealized appreciation (depreciation)	42,790,295
Net realized and unrealized gain (loss)	40,378,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,016,804

The accompanying notes are an integral part of these financial statements.

4

Swan Hedged Equity US Large Cap ETF
Statements of Changes in Net Assets

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$638,801	$1,229,608
Net realized gain (loss)	(2,412,292)	3,411,228
Net change in unrealized appreciation (depreciation)	42,790,295	47,268,595
Net increase (decrease) in net assets from operations	41,016,804	51,909,431
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,153,337)	(1,461,211)
Total distributions to shareholders	(2,153,337)	(1,461,211)
CAPITAL TRANSACTIONS:
Shares sold	70,291,237	249,215,857
Shares redeemed	(16,715,735)	(29,573,483)
ETF transaction fees (See Note 4)	17,402	55,761
Net increase (decrease) in net assets from capital transactions	53,592,904	219,698,135
NET INCREASE (DECREASE) IN NET ASSETS	92,456,371	270,146,355
NET ASSETS:
Beginning of the period	599,062,144	328,915,789
End of the period	$ 691,518,515	$ 599,062,144
SHARES TRANSACTIONS
Shares sold	2,770,000	10,450,000
Shares redeemed	(660,000)	(1,260,000)
Total increase (decrease) in shares outstanding	2,110,000	9,190,000

The accompanying notes are an integral part of these financial statements.

5

SWAN HEDGED EQUITY US LARGE CAP ETF
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,				Period Ended November 30, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.44	$22.90	$18.86	$18.06	$19.04	$16.49
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.03	0.07	0.10	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments(d)	1.57	2.57	4.02	0.83	(1.00)	2.50
Total from investment operations	1.60	2.64	4.12	0.95	(0.92)	2.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.10)	(0.08)	(0.15)	(0.06)	—
Total distributions	(0.09)	(0.10)	(0.08)	(0.15)	(0.06)	—
ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.01
Net asset value, end of period	$26.95	$25.44	$22.90	$18.86	$18.06	$19.04
TOTAL RETURN(f)	6.32%	11.53%	21.94%	5.32%	−4.85%	15.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$691,519	$599,062	$328,916	$194,600	$138,514	$145,083
Ratio of expenses to average net assets(g)(h)	0.79%	0.79%	0.79%	0.80%	0.80%	0.79%
Ratio of dividends, interest and borrowing expense to average net assets(g)(h)	0.00%(i)	0.00%(i)	0.00%(i)	0.01%	0.01%	0.00%(i)
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(g)(h)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(g)(h)	0.20%	0.29%	0.50%	0.69%	0.46%	0.27%
Portfolio turnover rate(f)(j)	4%	20%	17%	23%	230%	2%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
1. ORGANIZATION
Swan Hedged Equity US Large Cap ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long term capital appreciation while mitigating overall market risk. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, Swan Capital Management, LLC (“Swan Capital” or “Adviser”) has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

7

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments and Written Option Contracts for a summary of the valuations as of May 31, 2026, for the Fund based upon the three levels describe above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of

8

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2026, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2026, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At May 31, 2026, the tax periods for the prior three years are open to examination in the Fund’s major tax jurisdictions.
Indemnification – In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Derivatives – The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund utilizes the defined risk strategy philosophy developed in 1997 by Randy Swan, President of the Adviser. In implementing this strategy, the equity portion of the Fund’s portfolio is hedged using put options and the option portion of the Fund’s portfolio is actively managed to seek additional return or provide risk mitigation. Additionally, the Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or

9

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of May 31, 2026, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written option contracts during the period ended May 31, 2026, were as follows:

Purchased Options	$79,128,631
Written Option Contracts	16,700,475

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of May 31, 2026:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Option Contracts, at Value
Purchased Options	$69,424,395	$—
Written Option Contracts	—	19,351,435
Total	$69,424,395	$19,351,435

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended May 31, 2026:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Option Contracts	Purchased Options*	Written Option Contracts
Equity Risk Contracts	$(43,767,546)	$34,671,998	$(16,064,268)	$4,068,221

*	Included as a component of Investments on the Statement of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory and Sub-Advisory Agreements – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Swan Capital, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. Swan Capital has agreed to pay all expenses of the Fund except the fee paid to Swan Capital under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Swan Global Management, LLC (the “Sub-Adviser”), a Puerto Rico limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the

10

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
“Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 70% of the Adviser’s net advisory fee.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources

11

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended May 31, 2026	$2,153,337	$ —
Year ended October 31, 2025	$1,461,211	$—

(1)	Ordinary income may include short-term capital gains.
At November 30, 2025, the Fund’s fiscal year end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Federal Tax Cost of Investments*	$479,179,182
Gross Tax Unrealized Appreciation	149,521,990
Gross Tax Unrealized Depreciation	(29,533,392)
Net Tax Unrealized Appreciation	$119,988,598

*	Includes written option contract premiums.
As of October 31, 2025, the Fund’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed Ordinary Income	$738,217
Other Accumulated Gain (Loss)	(49,661,173)
Unrealized Appreciation on Investments	120,706,258
Total Distributable Earnings (Accumulated Losses)	$71,783,302

As of October 31, 2025, the difference between book-basis and tax-basis unrealized appreciation/(depreciation) is due to wash sales and mark-to-market of Section 1256 contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. For the taxable year ended October 31, 2025, the Fund did not defer any post-October or late-year ordinary losses. At October 31, 2025, the Fund had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Swan Hedged Equity US Large Cap ETF	$(12,867,508)	$(23,118,160)	Indefinite

During the tax year ended October 31, 2025, no capital loss carryforwards were utilized by the Fund.

12

SWAN HEDGED EQUITY US LARGE CAP ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
During the period ended May 31, 2026, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Swan Hedged Equity US Large Cap ETF	$6,733,479	$ —

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended May 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Swan Hedged Equity US Large Cap ETF	$30,754,738	$25,731,653	$62,605,156	$14,861,880

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement between Swan Capital Management, LLC (the “Adviser”) and the Trust, on behalf of Swan Hedged Equity US Large Cap ETF (the “Fund”) (the “Advisory Agreement”), and a sub-advisory agreement between the Adviser, the Trust, and Swan Global Management, LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser and the Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to the Fund by the Adviser and the Sub-Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and the Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about the Fund, the Adviser and the Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits realized and expected to be realized by the Adviser and the Sub-Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and the Sub-Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, including the Sub-Adviser, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively managed fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience

14

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Fund.
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended September 30, 2025 had been included in the materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Fund’s performance compared with the funds in the Selected Peer Group.
The Board noted that, for each of the one-year and since-inception periods ended September 30, 2025, the Fund outperformed its benchmark, the Cboe S&P 500 95-110 Collar Index, but underperformed it for the three-year period. The Board also noted that, for the one-year period ended September 30, 2025, the Fund outperformed the average of its Peer Group and Category Peer Group. The Board further noted that for the three-year period, the Fund outperformed the average of its Peer Group, but underperformed its Category Peer Group. The Board also noted that the Fund outperformed eight out of nine of the funds in its Selected Peer Group for the same one-year period, and six out of eight of the funds in its Selected Peer Group for the same three-year period.
Cost of Services Provided and Profitability. The Board reviewed the management fee for the Fund, including in comparison to the management fees of its Peer Group as provided in the Barrington Report.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was higher than the average and the median of its Peer Group, but within the range of those funds.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

15

Swan Hedged Equity US Large Cap ETF
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND
SUB-ADVISORY AGREEMENTS(Continued)
Approval of the Continuation of the Sub-Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide substantially similar investment management services to the Fund. The Board reviewed and considered the performance by the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of the Fund consistent with its investment program, executing portfolio security trades for purchases and redemptions of the Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law, responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy of the Sub-Adviser’s registration on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser.
Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the materials and primarily considered the Fund’s performance for periods ended September 30, 2025, as indicated above.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to the Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

16

SWAN HEDGED EQUITY US LARGE CAP ETF
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory and Sub-Advisory Agreements.
TAX INFORMATION
For the tax year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the tax year ended October 31, 2025, 100.00% of dividends declared from ordinary income were designed as qualified dividend income.
For the tax year ended October 31, 2025, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/5/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/4/26

* Print the name and title of each signing officer under his or her signature.